As filed with the Securities and Exchange Commission on March 28, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
615 E. Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5340
(Registrant's telephone number, including area code)

Date of fiscal year end: October 31, 2007

Date of reporting period: January 31, 2007

Item 1. Schedule of Investments.

EDGAR LOMAX VALUE FUND
Schedule of Investments at January 31, 2007
January 31, 2007 (Unaudited)

Shares	COMMON STOCKS - 94.43%	Value
	Automobiles & Components - 1.07%
9,500	General Motors Corp.	$311,980
	Banks - 4.00%
15,700	Regions Financial Corp.	569,282
16,500	Wells Fargo & Co.	592,680
		1,161,962
	Capital Goods - 9.53%
7,500	3M Co.	557,250
5,700	General Dynamics Corp.	445,455
37,100	General Electric Co.	1,337,455
9,300	Honeywell International, Inc.	424,917
		2,765,077
	Consumer Durables & Apparel - 2.20%
7,300	The Black & Decker Corp.	637,144
	Diversified Financials - 18.84%
12,800	Bank of America Corp.	673,024
24,800	Citigroup, Inc.	1,367,224
28,565	J.P. Morgan Chase & Co.	1,454,815
1,200	Lehman Brothers Holdings, Inc.	98,688
8,700	Merrill Lynch & Co., Inc.	813,972
10,000	Morgan Stanley	827,900
1,100	The Goldman Sachs Group, Inc.	233,376
		5,468,999
	Energy - 10.71%
5,700	Baker Hughes, Inc.	393,471
13,700	Chevron Corp.	998,456
14,000	ConocoPhillips	929,740
10,600	Exxon Mobil Corp.	785,460
		3,107,127
	Food, Beverages & Tobacco - 4.86%
16,150	Altria Group, Inc.	1,411,349
	Health Care Equipment & Services - 2.01%
4,400	Cigna Corp.	582,560
	Insurance - 7.21%
8,200	American International Group, Inc.	561,290
15,500	The Allstate Corp.	932,480
6,300	The Hartford Financial Services Group, Inc.	597,933
		2,091,703
	Materials - 8.17%
19,500	Alcoa, Inc.	629,850
22,838	E. I. du Pont de Nemours and Co.	1,131,851
14,700	The Dow Chemical Co.	610,638
		2,372,339
	Media - 1.46%
19,400	Time Warner, Inc.	424,278
	Pharmaceuticals & Biotechnology - 8.70%
25,500	Merck & Co., Inc.	1,141,125
52,700	Pfizer, Inc.	1,382,848
		2,523,973
	Retailing - 3.35%
34,800	Limited Brands, Inc.	972,312
	Technology Hardware & Equipment - 2.39%
7,000	International Business Machines Corp.	694,050
	Telecommunication Services - 9.93%
38,600	AT&T, Inc.	1,452,518
37,100	Verizon Communications, Inc.	1,429,092
		2,881,610

	TOTAL COMMON STOCKS (Cost $24,658,355)	27,406,463

	SHORT-TERM INVESTMENTS - 5.19%
490,309	Federated Cash Trust Money Market Fund	490,309
1,016,939	SEI Daily Income Treasury Government Fund - Class B	1,016,939
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,507,248)	1,507,248

	Total Investments in Securities (Cost $26,165,603) - 99.62%	28,913,711
	Other Assets in Excess of Liabilities - 0.38%	110,389
	NET ASSETS - 100.00%	$29,024,100

The cost basis of investments for federal income tax purposes at January 31, 2007 was as follows*:

Cost of investments	$26,188,520
Gross unrealized appreciation	3,112,888
Gross unrealized depreciation	(387,697)
Net unrealized appreciation	$2,725,191

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   3/26/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   3/26/07

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date   3/26/07

* Print the name and title of each signing officer under his or her signature.